DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2017
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION
DEPRECIATION AND AMORTIZATION
The components of depreciation and amortization expense are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Depreciation and amortization of real estate assets	$244	$212	$153
Depreciation and amortization of non-real estate assets	31	28	27
Total depreciation and amortization	$275	$240	$180